Other Receivables and Contract Assets - Movement in contract assets and accrued grant income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets and accrued grant income, , beginning balance	£ 176	£ 305
Recognised as Income	117	102
Deductions	(293)	(253)
Foreign Exchange	0	22
Contract assets and accrued grant income, ending balance	0	176
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets and accrued grant income, , beginning balance	176	126
Recognised as Income	117	171
Deductions	(293)	(143)
Foreign Exchange	0	22
Contract assets and accrued grant income, ending balance	0	176
Collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets and accrued grant income, , beginning balance	£ 0	179
Recognised as Income		(69)
Deductions		(110)
Foreign Exchange		0
Contract assets and accrued grant income, ending balance		£ 0